FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts - Analysed on a behavioural basis [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	£ 98,874	£ 103,413
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	1,667	1,708
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	1,624	1,747
Later than three months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	5,925	6,467
Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	25,414	26,479
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
	£ 64,244	£ 67,012